INCOME TAX (Tables)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF INCOME TAX

The income tax provision for the years ended December 31, 2024 and 2023 was as follows:

	December 31,
	2024	2023
Current:
U.S. federal	$79,500	$131,500
State and local	500	500
	80,000	132,000
Deferred:
U.S. federal	(209,000)	(257,000)
State and local	-	-)
	(209,000)	(257,000)
Change in valuation allowance	209,000	257,000
Provision for income taxes	$80,000	$132,000

SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION

A reconciliation of the federal income tax rates to the Company’s effective tax rates for the years ended December 31, 2024 and 2023 consist of the following:

	2024	2023
U.S. federal statutory rate	21.0%	21.0%
Effects of:
State taxes, net of federal benefit	0.0%	0.0%
Change in state rate	(0.0)%	(6.3)%
Change in non-deductible merger expenses	(15.0)%	-%
Change in valuation allowance	(9.7)%	(1.7)%
Effective rate	(3.7)%	13.0%

SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES

Significant components of the Company’s deferred tax assets as of December 31, 2024 and 2023 are summarized below.

	2024	2023
Deferred tax asset:
Net operating losses	$-	$-
Organization costs/startup costs	842,000	633,000
Total deferred tax asset	842,000	633,000
Less valuation allowance	(842,000)	(633,000)
Net deferred income tax liability	$-	$-

Xtribe PLC [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF INCOME TAX

The provision for income taxes consists of the following:

	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022
Current:
Federal and state	$50	$50
Foreign	2,046	4,526
Total Current	2,096	4,576
Deferred:
Federal and state	-	-
Foreign	546,543	618,045
Total Deferred	546,543	618,045
Valuation allowance	(546,543)	(618,045)
Provision for income taxes	$2,096	$4,576

SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION

The reconciliation of Company’s statutory tax rate to the Company’s effective income tax rate follows:

	For the Year Ended December 31, 2023		For the Year Ended December 31, 2022
	Amount	Percent	Amount	Percent
United Kingdom income tax rate	$(496,096)	19%	$(612,576)	19%
Italy income tax rate	-	28%	-	28%
U.S. federal income tax rate	(52,500)	21%	(9,450)	21%
Switzerland income tax rate	(43)	9%	(595)	9%
Change in valuation allowance	546,543	-92%	618,045	-92%
Net	$2,096	-	$4,576	-

SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES

The Company’s deferred income tax assets and liabilities consist of the following:

	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022
	$	$
Net operating losses	2,189,310	1,845,325
Software development costs	372,681	462,469
Total deferred tax assets	2,561,991	2,307,794
Valuation allowance	(2,561,991)	(2,307,794)

Deferred tax liabilities	(1,237)	(1,194)
Net deferred tax assets (liabilities)	$(1,237)	$(1,194)

SCHEDULE OF INCOME TAX (BENEFIT) PROVISION

The income tax (benefit) provision consists of the following:

	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022
Current	$2,096	$4,576
Deferred	(546,543)	(618,045)
Change in valuation allowance	546,543	618,045
	$2,096	$4,576